N-4	Oct. 21, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Oct. 21, 2026
Amendment Flag	false
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

As of November 1, 2026, the Examples information shown in the Annual Fund Expenses section in the Initial Summary Prospectus and Statutory Prospectus have been deleted and replaced with the following:

Examples

This Example is intended to help you compare the cost of investing in the Variable Options with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.

The Example assumes all Contract Value is allocated to the Variable Options.

The Example assumes that you invest $100,000 in the Variable Options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. The Example does not account for withdrawals from your

Contract Value or other assets to pay advisory fees. If these were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

●	If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$6,648	$20,184	$33,995	$69,357

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

As of November 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section has been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Invesco V.I. American Value Fund Series II; Invesco Advisers, Inc.	1.01%[1]
Pacific Select Fund Dividend Growth Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.83%[1]
Pacific Select Fund International Small-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	1.11%[1]

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees and/or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective November 1, 2026, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes

●	The Subadvisor for the Pacific Select Fund International Small-Cap will change from FIAM LLC to Wellington Management Company LLP.

Pacific Odyssey Advantage [Member]
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]	If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract:
1 Year	3 Years	5 Years	10 Years
$6,648	$20,184	$33,995	$69,357

Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,648
Surrender Expense, 3 Years, Maximum [Dollars]	20,184
Surrender Expense, 5 Years, Maximum [Dollars]	33,995
Surrender Expense, 10 Years, Maximum [Dollars]	$ 69,357
Annuitize Example [Table Text Block]	If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract:
1 Year	3 Years	5 Years	10 Years
$6,648	$20,184	$33,995	$69,357

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,648
Annuitized Expense, 3 Years, Maximum [Dollars]	20,184
Annuitized Expense, 5 Years, Maximum [Dollars]	33,995
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 69,357
No Surrender Example [Table Text Block]	If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract:
1 Year	3 Years	5 Years	10 Years
$6,648	$20,184	$33,995	$69,357

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,648
No Surrender Expense, 3 Years, Maximum [Dollars]	20,184
No Surrender Expense, 5 Years, Maximum [Dollars]	33,995
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 69,357
Variable Option [Line Items]
Prospectuses Available [Text Block]	As of November 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section has been deleted and replaced with the following:
Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses
Invesco V.I. American Value Fund Series II; Invesco Advisers, Inc.	1.01%[1]
Pacific Select Fund Dividend Growth Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.83%[1]
Pacific Select Fund International Small-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	1.11%[1]

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees and/or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees and/or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Pacific Odyssey Advantage [Member] | Invesco V.I. American Value Fund Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.01%	[1]
Pacific Odyssey Advantage [Member] | Pacific Select Fund Dividend Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Dividend Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.83%	[1]
Pacific Odyssey Advantage [Member] | Pacific Select Fund International Small-Cap Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund International Small-Cap Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%	[1]

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees and/or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.